Subsequent Events (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Subsequent Events 1	750,000
Subsequent Events 2	750,000
Subsequent Events 3	$ 0.81
Subsequent Events 4	$ 601,434
Subsequent Events 5	60,000
Subsequent Events 6	1,818,182
Subsequent Events 7	$ 0.55
Subsequent Events 8	1,000,000
Subsequent Events 9	$ 0.65
Subsequent Events 10	681,818
Subsequent Events 11	1,136,364
Subsequent Events 12	7.00%
Subsequent Events 13	$ 0.65
Subsequent Events 14	12.00%
Subsequent Events 15	10.00%
Subsequent Events 16	$ 0.001
Subsequent Events 17	25,000,000
Subsequent Events 18	125,000,000
Subsequent Events 19	1.00%
Subsequent Events 20	10.00%
Subsequent Events 21	7,500,000
Subsequent Events 22	12,000,000
Subsequent Events 23	30
Subsequent Events 24	12,000,000
Subsequent Events 25	100,000
Subsequent Events 26	$ 500,000
Subsequent Events 27	9.99%
Subsequent Events 28	872,727
Subsequent Events 29	218,182